EQUITY ACCOUNTED INVESTMENTS - Key Valuation Metrics (Details) - Investments accounted for using equity method	Dec. 31, 2023 $ / shares property	Dec. 31, 2022 $ / shares
Office
Investments
Number of investment properties	16
Retail
Investments
Number of investment properties	19
Overall implied capitalization rate | Multifamily
Investments
Significant unobservable input, assets | $ / shares	0.045	0.042
Discounted cash flow | Discount rate | Office
Investments
Significant unobservable input, assets	0.074	0.064
Discounted cash flow | Discount rate | Office | Weighted average
Investments
Significant unobservable input, assets	0.067
Discounted cash flow | Discount rate | Retail
Investments
Significant unobservable input, assets	0.066	0.066
Discounted cash flow | Discount rate | Retail | Weighted average
Investments
Significant unobservable input, assets	6.2
Discounted cash flow | Discount rate | LP Investments
Investments
Significant unobservable input, assets	0.077	0.078
Discounted cash flow | Terminal capitalization rate | Office
Investments
Significant unobservable input, assets	0.050	0.049
Discounted cash flow | Terminal capitalization rate | Retail
Investments
Significant unobservable input, assets	0.051	0.049
Discounted cash flow | Terminal capitalization rate | LP Investments
Investments
Significant unobservable input, assets	0.059	0.055
Discounted cash flow | Investment horizon (yrs.) | Office
Investments
Significant unobservable input, assets	11	11
Discounted cash flow | Investment horizon (yrs.) | Retail
Investments
Significant unobservable input, assets	10	10
Discounted cash flow | Investment horizon (yrs.) | LP Investments
Investments
Significant unobservable input, assets	10	10